Derivative Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 30, 2011	Mar. 28, 2014 Senior Notes	Sep. 27, 2013 Senior Notes	Mar. 28, 2014 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges	Sep. 27, 2013 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges	Mar. 31, 2013 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges Contract
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency loss	$ 4.3	$ 9.3	$ 0.5	$ 14.2	$ 4.3
Forward interest rate lock contracts, number										3
Forward interest rate lock contracts, notional amount										300
Term of debt instrument						10 years	10 years
Loss resulting from terminated derivatives, recorded in AOCI								7.6	7.6
Loss included within AOCI related to terminated interest rate lock contracts								$ 7.0	$ 7.3